Distribution Date:	09/17/21	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2013-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A.,10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Andy Lindenman	(913) 317-4372
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839, | Greenwich, CT 06831
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46640JAN7	1.302900%	55,992,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640JAP2	2.665000%	203,174,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640JAQ0	3.525000%	20,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640JAR8	3.993600%	324,319,000.00	266,294,642.61	0.00	886,228.57	0.00	0.00	886,228.57	266,294,642.61	50.01%	30.00%
A-SB	46640JAS6	3.413700%	69,207,000.00	22,920,998.47	958,843.64	65,204.51	0.00	0.00	1,024,048.15	21,962,154.83	50.01%	30.00%
A-S	46640JAV9	4.213016%	70,887,000.00	70,887,000.00	0.00	248,873.40	0.00	0.00	248,873.40	70,887,000.00	37.71%	22.62%
B	46640JAW7	4.213016%	68,484,000.00	68,484,000.00	0.00	240,436.83	0.00	0.00	240,436.83	68,484,000.00	25.84%	15.50%
C	46640JAX5	4.213016%	42,051,000.00	42,051,000.00	0.00	147,634.62	0.00	0.00	147,634.62	42,051,000.00	18.54%	11.13%
D	46640JAC1	4.213016%	37,246,000.00	37,246,000.00	0.00	130,765.00	0.00	0.00	130,765.00	37,246,000.00	12.09%	7.25%
E	46640JAE7	3.986000%	21,626,000.00	21,626,000.00	0.00	71,834.36	0.00	0.00	71,834.36	21,626,000.00	8.33%	5.00%
F	46640JAG2	3.986000%	16,820,000.00	16,820,000.00	0.00	55,870.43	0.00	0.00	55,870.43	16,820,000.00	5.42%	3.25%
NR	46640JAJ6	3.986000%	31,238,664.00	31,238,664.00	0.00	103,759.76	0.00	0.00	103,759.76	31,238,664.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46640JAL1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			961,174,764.00	577,568,305.08	958,843.64	1,950,607.48	0.00	0.00	2,909,451.12	576,609,461.44

Notional Certificates
X-A	46640JAT4	0.213135%	743,709,000.00	360,102,641.08	0.00	63,958.74	0.00	0.00	63,958.74	359,143,797.44
X-C	46640JAA5	0.227016%	69,684,664.00	69,684,664.00	0.00	13,182.96	0.00	0.00	13,182.96	69,684,664.00
Notional SubTotal			813,393,664.00	429,787,305.08	0.00	77,141.70	0.00	0.00	77,141.70	428,828,461.44

Deal Distribution Total					958,843.64	2,027,749.18	0.00	0.00	2,986,592.82

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640JAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640JAP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640JAQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640JAR8	821.08862759	0.00000000	2.73258295	0.00000000	0.00000000	0.00000000	0.00000000	2.73258295	821.08862759
A-SB	46640JAS6	331.19479923	13.85472048	0.94216640	0.00000000	0.00000000	0.00000000	0.00000000	14.79688688	317.34007875
A-S	46640JAV9	1,000.00000000	0.00000000	3.51084684	0.00000000	0.00000000	0.00000000	0.00000000	3.51084684	1,000.00000000
B	46640JAW7	1,000.00000000	0.00000000	3.51084677	0.00000000	0.00000000	0.00000000	0.00000000	3.51084677	1,000.00000000
C	46640JAX5	1,000.00000000	0.00000000	3.51084683	0.00000000	0.00000000	0.00000000	0.00000000	3.51084683	1,000.00000000
D	46640JAC1	1,000.00000000	0.00000000	3.51084680	0.00000000	0.00000000	0.00000000	0.00000000	3.51084680	1,000.00000000
E	46640JAE7	1,000.00000000	0.00000000	3.32166651	0.00000000	0.00000000	0.00000000	0.00000000	3.32166651	1,000.00000000
F	46640JAG2	1,000.00000000	0.00000000	3.32166647	0.00000000	0.00000000	0.00000000	0.00000000	3.32166647	1,000.00000000
NR	46640JAJ6	1,000.00000000	0.00000000	3.32151721	0.00014949	0.10718608	0.00000000	0.00000000	3.32151721	1,000.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46640JAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640JAT4	484.19831020	0.00000000	0.08599969	0.00000000	0.00000000	0.00000000	0.00000000	0.08599969	482.90903759
X-C	46640JAA5	1,000.00000000	0.00000000	0.18918022	0.00000000	0.00000000	0.00000000	0.00000000	0.18918022	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	886,228.57	0.00	886,228.57	0.00	0.00	0.00	886,228.57	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	65,204.51	0.00	65,204.51	0.00	0.00	0.00	65,204.51	0.00
A-S	08/01/21 - 08/30/21	30	0.00	248,873.40	0.00	248,873.40	0.00	0.00	0.00	248,873.40	0.00
B	08/01/21 - 08/30/21	30	0.00	240,436.83	0.00	240,436.83	0.00	0.00	0.00	240,436.83	0.00
C	08/01/21 - 08/30/21	30	0.00	147,634.62	0.00	147,634.62	0.00	0.00	0.00	147,634.62	0.00
D	08/01/21 - 08/30/21	30	0.00	130,765.00	0.00	130,765.00	0.00	0.00	0.00	130,765.00	0.00
E	08/01/21 - 08/30/21	30	0.00	71,834.36	0.00	71,834.36	0.00	0.00	0.00	71,834.36	0.00
F	08/01/21 - 08/30/21	30	0.00	55,870.43	0.00	55,870.43	0.00	0.00	0.00	55,870.43	0.00
NR	08/01/21 - 08/30/21	30	3,343.68	103,764.43	0.00	103,764.43	4.67	0.00	0.00	103,759.76	3,348.35
X-A	08/01/21 - 08/30/21	30	0.00	63,958.74	0.00	63,958.74	0.00	0.00	0.00	63,958.74	0.00
X-C	08/01/21 - 08/30/21	30	0.00	13,182.96	0.00	13,182.96	0.00	0.00	0.00	13,182.96	0.00
Totals			3,343.68	2,027,753.85	0.00	2,027,753.85	4.67	0.00	0.00	2,027,749.18	3,348.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	2,986,592.82
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,035,946.86	Master Servicing Fee	4,562.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	2,337.55
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	248.68
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,044.44
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,035,946.86	Total Fees	8,193.02

Principal		Expenses/Reimbursements
Scheduled Principal	958,843.64	Reimbursement for Interest on Advances	4.67
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	958,843.64	Total Expenses/Reimbursements	4.67

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,027,749.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	958,843.64
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,986,592.82
Total Funds Collected	2,994,790.50	Total Funds Distributed	2,994,790.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	577,568,305.37	577,568,305.37	Beginning Certificate Balance	577,568,305.08
(-) Scheduled Principal Collections	958,843.64	958,843.64	(-) Principal Distributions	958,843.64
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	576,609,461.73	576,609,461.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	577,605,797.02	577,605,797.02	Ending Certificate Balance	576,609,461.44
Ending Actual Collateral Balance	576,602,625.94	576,602,625.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.29)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.29)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.21
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	181,824,547.25	31.53%	21	4.2107	NAP	Defeased	10	181,824,547.25	31.53%	21	4.2107	NAP
$9,999,999 or less	9	40,557,655.07	7.03%	21	4.2408	2.512026	1.30 or less	4	128,446,792.44	22.28%	21	4.0862	1.001066
$10,000,000 to $19,999,999	8	115,108,148.64	19.96%	21	4.1121	2.621899	1.31 to 1.40	3	43,419,388.67	7.53%	21	4.7036	1.367552
$20,000,000 to $29,999,999	1	29,504,450.31	5.12%	21	4.6780	1.370000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$30,000,000 to $49,999,999	1	43,500,000.00	7.54%	21	3.7460	3.020000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999	2	166,114,660.46	28.81%	20	3.9037	1.654444	1.61 to 1.75	3	22,581,046.21	3.92%	22	4.5007	1.664534
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	1	10,358,977.65	1.80%	21	4.4000	1.790000
Totals	31	576,609,461.73	100.00%	21	4.0935	2.012480	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	10	189,978,709.51	32.95%	21	3.7818	3.190941
							Totals	31	576,609,461.73	100.00%	21	4.0935	2.012480

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	181,824,547.25	31.53%	21	4.2107	NAP
							Defeased	11	181,824,547.25	31.53%	21	4.2107	NAP
Alabama	4	52,784,933.85	9.15%	21	3.7575	2.903905
							Industrial	15	84,723,577.24	14.69%	20	3.8111	2.360000
Arizona	3	28,599,132.06	4.96%	21	4.3952	1.860052
							Lodging	1	6,102,988.30	1.06%	21	4.2000	1.650000
Arkansas	2	3,431,304.88	0.60%	20	3.8111	2.360000
							Mixed Use	2	91,750,060.83	15.91%	20	4.0452	1.018227
California	2	14,577,587.06	2.53%	21	3.8614	2.720779
							Mobile Home Park	4	9,490,939.66	1.65%	21	4.7276	2.193989
Connecticut	1	18,297,678.69	3.17%	22	4.1875	1.290000
							Multi-Family	2	16,478,057.91	2.86%	22	4.6120	1.669917
Louisiana	1	4,744,520.33	0.82%	20	3.8111	2.360000
							Office	5	64,530,484.97	11.19%	22	4.1751	2.793337
Michigan	1	1,909,959.81	0.33%	18	5.0600	2.450000
							Retail	5	92,204,355.22	15.99%	21	3.7610	3.013371
Minnesota	1	81,391,083.18	14.12%	20	4.0000	0.920000
							Self Storage	1	29,504,450.31	5.12%	21	4.6780	1.370000
Missouri	2	16,350,134.54	2.84%	22	4.4640	1.786963
							Totals	46	576,609,461.73	100.00%	21	4.0935	2.012480
Nebraska	1	8,067,995.20	1.40%	20	3.8111	2.360000

New York	4	65,004,450.31	11.27%	21	4.0895	3.753068

North Carolina	1	5,241,308.57	0.91%	20	3.8111	2.360000

Ohio	1	1,642,483.96	0.28%	21	5.1900	1.380000

Oregon	3	25,381,291.12	4.40%	20	3.8873	2.362994

Tennessee	1	19,043,954.56	3.30%	21	4.2740	1.300000

Texas	1	9,714,076.01	1.68%	22	4.2500	0.550000

Virginia	1	6,102,988.30	1.06%	21	4.2000	1.650000

Washington	2	13,274,644.13	2.30%	20	3.8111	2.360000

West Virginia	1	3,281,951.09	0.57%	22	4.5800	1.750000

Wisconsin	2	15,943,436.81	2.77%	20	3.8111	2.360000

Totals	46	576,609,461.73	100.00%	21	4.0935	2.012480

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	181,824,547.25	31.53%	21	4.2107	NAP	Defeased	10	181,824,547.25	31.53%	21	4.2107	NAP
4.00000% or less	8	263,521,336.99	45.70%	20	3.8239	2.514158	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.00001% to 4.30000%	4	53,158,697.56	9.22%	22	4.2313	1.199687	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.30001% to 4.55000%	2	14,158,863.00	2.46%	21	4.3785	1.948341	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
4.55001% to 4.75000%	4	58,254,962.62	10.10%	21	4.6640	1.452728	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
4.75001% to 4.95000%	1	2,138,610.54	0.37%	22	4.8000	2.260000	49 months or greater	21	394,784,914.48	68.47%	21	4.0396	2.153837
4.95001% to 5.15000%	1	1,909,959.81	0.33%	18	5.0600	2.450000	Totals	31	576,609,461.73	100.00%	21	4.0935	2.012480
5.15001 or Greater	1	1,642,483.96	0.28%	21	5.1900	1.380000
Totals	31	576,609,461.73	100.00%	21	4.0935	2.012480

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 27

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	181,824,547.25	31.53%	21	4.2107	NAP	Defeased	10	181,824,547.25	31.53%	21	4.2107	NAP
60 months or less	21	394,784,914.48	68.47%	21	4.0396	2.153837	Interest Only	4	79,000,000.00	13.70%	21	3.6806	4.239430
61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	17	315,784,914.48	54.77%	21	4.1294	1.632084
85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
Totals	31	576,609,461.73	100.00%	21	4.0935	2.012480	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	31	576,609,461.73	100.00%	21	4.0935	2.012480

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

     CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 27

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Defeased	10	181,824,547.25	31.53%	21	4.2107	NAP				None
Underwriter's Information	1	84,723,577.28	14.69%	20	3.8111	2.360000
12 months or less	20	310,061,337.20	53.77%	21	4.1020	2.097503
13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	31	576,609,461.73	100.00%	21	4.0935	2.012480

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30305329	IN	Various	Various	Actual/360	3.81125%	278,998.80	290,211.93	0.00	N/A	05/01/23	--	85,013,789.21	84,723,577.28	09/01/21
2	30305002	MU	Minneapolis	MN	Actual/360	4.00025%	280,900.78	160,757.34	0.00	N/A	05/01/23	--	81,551,840.52	81,391,083.18	09/01/21
3	30305166	MU	New York	NY	Actual/360	4.09325%	308,396.18	0.00	0.00	N/A	06/01/23	--	87,500,000.00	87,500,000.00	09/01/21
6	30305169	RT	Huntsville	AL	Actual/360	3.74625%	140,318.92	0.00	0.00	N/A	06/01/23	--	43,500,000.00	43,500,000.00	09/01/21
8	30305171	SS	New York	NY	Actual/360	4.67825%	119,060.20	51,654.18	0.00	N/A	06/07/23	--	29,556,104.49	29,504,450.31	09/07/21
9	30305172	MF	Jacksonville	FL	Actual/360	4.49025%	98,514.29	45,721.73	0.00	N/A	07/01/23	--	25,479,664.96	25,433,943.23	09/01/21
11	30305174	RT	Orange	CT	Actual/360	4.18825%	66,123.29	39,835.18	0.00	N/A	07/01/23	--	18,337,513.87	18,297,678.69	09/01/21
12	30305175	OF	Knoxville	TN	Actual/360	4.27425%	70,212.05	33,390.60	0.00	N/A	06/01/23	--	19,077,345.16	19,043,954.56	09/01/21
13	30305176	OF	New York	NY	Actual/360	3.79025%	57,113.19	0.00	0.00	N/A	07/01/23	--	17,500,000.00	17,500,000.00	09/01/21
15	30305178	MF	Springfield	MO	Actual/360	4.62025%	52,647.22	37,379.28	0.00	N/A	07/05/23	--	13,233,486.10	13,196,106.82	09/05/21
17	30305180	RT	Irving	TX	Actual/360	4.37025%	48,955.18	27,644.37	0.00	N/A	06/01/23	--	13,007,933.91	12,980,289.54	09/01/21
18	30305181	RT	San Diego	CA	Actual/360	3.70025%	39,725.37	29,317.08	0.00	N/A	06/01/23	--	12,468,293.60	12,438,976.52	09/01/21
20	30305183	MF	North Port	FL	Actual/360	4.07025%	46,147.03	24,146.08	0.00	N/A	04/01/23	--	13,167,100.85	13,142,954.77	09/01/21
21	30305184	MF	Rosenberg	TX	Actual/360	4.06725%	45,903.15	23,646.86	0.00	N/A	07/01/23	--	13,105,563.71	13,081,916.85	09/01/21
22	30305185	OF	Phoenix	AZ	Actual/360	4.70025%	49,769.14	24,655.39	0.00	N/A	07/05/23	--	12,297,109.79	12,272,454.40	09/05/21
25	30305188	MU	Scottsdale	AZ	Actual/360	4.40025%	39,332.22	21,960.92	0.00	N/A	06/05/23	--	10,380,938.57	10,358,977.65	09/05/21
26	30305189	RT	Bay Shore	NY	Actual/360	3.22925%	33,366.33	0.00	0.00	N/A	05/01/23	--	12,000,000.00	12,000,000.00	09/01/21
27	30305190	OF	Grand Prairie	TX	Actual/360	4.25025%	35,627.47	20,945.62	0.00	N/A	07/01/23	--	9,735,021.63	9,714,076.01	09/01/21
28	30305191	MH	West Palm Beach	FL	Actual/360	4.18025%	33,302.30	20,361.26	0.00	N/A	05/01/23	--	9,252,067.56	9,231,706.30	09/01/21
31	30305194	SS	Various	SC	Actual/360	4.48025%	32,864.25	17,685.51	0.00	N/A	07/05/23	--	8,518,958.15	8,501,272.64	09/05/21
33	30305196	LO	Sandston	VA	Actual/360	4.20025%	22,144.42	19,893.08	0.00	N/A	06/01/23	--	6,122,881.38	6,102,988.30	09/01/21
35	30305198	RT	Tucson	AZ	Actual/360	3.76025%	19,367.47	14,017.72	0.00	N/A	05/01/23	--	5,981,717.73	5,967,700.01	09/01/21
36	30305199	SS	San Francisco	CA	Actual/360	4.67025%	21,853.52	11,224.00	0.00	N/A	03/01/23	--	5,434,321.93	5,423,097.93	09/01/21
38	30305201	OF	New York	NY	Actual/360	3.79025%	19,581.67	0.00	0.00	N/A	07/01/23	--	6,000,000.00	6,000,000.00	09/01/21
39	30305202	MH	Clackamas	OR	Actual/360	4.32025%	14,165.91	8,156.18	0.00	N/A	06/01/23	--	3,808,041.53	3,799,885.35	09/01/21
40	30305203	SS	Tomball	TX	Actual/360	4.09025%	12,297.12	7,789.46	0.00	N/A	05/01/23	--	3,491,572.34	3,483,782.88	09/01/21
41	30305204	MF	Morgantown	WV	Actual/360	4.58025%	12,970.16	6,720.66	0.00	N/A	07/05/23	--	3,288,671.75	3,281,951.09	09/05/21
42	30305205	MH	Rialto	CA	Actual/360	4.46025%	11,721.44	6,433.77	0.00	N/A	05/01/23	--	3,052,016.88	3,045,583.11	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
43	30305206	MH	Ukiah	CA	Actual/360	4.80025%	8,866.30	6,461.37	0.00	N/A	07/01/23	--	2,145,071.91	2,138,610.54	09/01/21
44	30305207	MH	Niles	MI	Actual/360	5.06025%	8,347.25	5,766.94	0.00	N/A	03/01/23	--	1,915,726.75	1,909,959.81	09/01/21
45	30305208	MH	Hamilton	OH	Actual/360	5.19025%	7,354.24	3,067.13	0.00	N/A	06/01/23	--	1,645,551.09	1,642,483.96	09/01/21
Totals							2,035,946.86	958,843.64	0.00				577,568,305.37	576,609,461.73
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	32,313,900.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,521,249.04	3,030,197.46	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	5,147,005.79	1,366,047.28	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,234,880.32	2,823,633.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1,986,222.25	1,776,599.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,304,367.73	2,231,429.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,200,688.95	885,085.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,733,646.80	1,845,297.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,364,818.56	2,420,645.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,210,154.67	1,352,869.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,222,104.40	1,391,567.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,406,377.36	2,452,573.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,018,377.09	153,697.36	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	341,875.11	918,265.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,238,764.44	1,235,443.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,856,349.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	615,231.94	644,032.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	418,117.19	422,437.44	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
43	392,905.61	420,038.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	381,308.56	421,797.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	185,205.11	178,151.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	46,779,650.88	58,283,710.20				0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.093527%	4.077055%	21
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.093586%	4.077112%	22
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.093644%	4.077169%	23
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.093711%	4.077234%	24
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.093768%	4.077289%	25
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.093834%	4.077353%	26
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.093890%	4.077407%	27
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.093971%	4.077486%	28
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.094026%	4.077540%	29
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.094081%	4.077592%	30
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.094143%	4.077653%	31
10/19/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.094197%	4.077705%	32
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		576,609,462	576,609,462	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	576,609,462	576,609,462	0	0	0	0
Aug-21	577,568,305	577,568,305	0	0	0	0
Jul-21	578,523,752	578,523,752	0	0	0	0
Jun-21	579,523,516	579,523,516	0	0	0	0
May-21	580,472,033	580,472,033	0	0	0	0
Apr-21	581,465,114	581,465,114	0	0	0	0
Mar-21	582,406,749	582,406,749	0	0	0	0
Feb-21	583,489,517	583,489,517	0	0	0	0
Jan-21	584,423,973	584,423,973	0	0	0	0
Dec-20	585,355,118	585,355,118	0	0	0	0
Nov-20	586,331,446	586,331,446	0	0	0	0
Oct-20	587,255,832	587,255,832	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.67	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.67	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 4.67

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Supplemental Notes
None

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